SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revenue Recognition) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2018 CNY (¥)	May 31, 2018 USD ($)	Dec. 31, 2018 USD ($) category	Dec. 31, 2014 CNY (¥)	Dec. 31, 2018 CNY (¥)	May 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue recognition
Number of major deliverables | category			4
Service fee charged to investors based on monthly interest prior to establishment of guarantee model (as a percent)			10.00%
Term of the loan	36 months
Principal amount	¥ 324,000
Number of major revenue deliverables | category			3
Allowance for doubtful accounts					¥ 0		¥ 0
Loan facilitation services
Revenue recognition
Transaction fee of loan facilitation service recognized as revenue (as a percent)				100.00%
Allowance for doubtful accounts				¥ 0
PICC Property and Casualty Company Limited
Revenue recognition
Term of the loan		12 months	12 months
Minimum | Membership reward program
Revenue recognition
Expiry period of Yiren coins			1 year 6 months
Maximum | Membership reward program
Revenue recognition
Expiry period of Yiren coins			2 years 6 months
Maximum | PICC Property and Casualty Company Limited
Revenue recognition
Principal amount		$ 29,089	$ 29,089		¥ 200,000	¥ 200,000